Schedules of Concentration of Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	39.70%	42.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	11.30%	12.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	22.40%	37.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Product Information [Line Items]
Concentration risk percentage	13.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage		28.30%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage	30.70%	34.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage	10.40%	22.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	17.40%	15.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage	13.10%	33.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	26.30%	42.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier I [Member]
Product Information [Line Items]
Concentration risk percentage	21.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier J [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%